Leases - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of detailed information about borrowings [line items]
Lease liabilities		$ 59,351,649	$ 63,184,128	$ 68,148,627
Current lease liability	$ 383,942	7,902,874	8,106,937
Non-current lease liabilities	$ 2,499,515	$ 51,448,775	$ 55,077,191
PEMEX [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Lease general term	1 year
PEMEX [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Lease general term	3 years